CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
CORPORATE MANAGEMENT

1. CORPORATE INFORMATION

Agrium Inc. (“Agrium”) is incorporated under the laws of Canada. Our Corporate head office is located at 13131 Lake Fraser Drive S.E., Calgary, Canada. We conduct our operations globally from our Wholesale head office in Calgary and our Retail head office in Loveland, Colorado, United States.

In these financial statements, “we”, “us”, “our” and “Agrium” mean Agrium Inc., its subsidiaries and its joint arrangements, until December 31, 2017.

On January 1, 2018, after receiving all required regulatory approvals, Agrium and Potash Corporation of Saskatchewan Inc. (“PotashCorp”) combined their businesses in a merger of equals by becoming wholly owned subsidiaries of a new parent company named Nutrien Ltd. (“Nutrien”). On January 2, 2018, the merged entity began trading on the Toronto Stock Exchange and New York Stock Exchange (“NYSE”) under the symbol NTR, and the shares of Agrium and PotashCorp were delisted.

Shareholders of Agrium received 2.230 common shares of Nutrien for each Agrium share held and shareholders of PotashCorp received 0.400 common shares of Nutrien for each PotashCorp share held. The exchange ratios represent the respective closing share prices of each company’s common shares at market close on the NYSE on August 29, 2016, the last trading day prior to when the companies announced that they were in preliminary discussions regarding a merger of equals, which is consistent with the approximate 10-day and 60-day volume weighted average prices through that date.

PotashCorp is the acquirer for accounting purposes, and as a result, the financial statements and related notes of Nutrien in 2018 and beyond will reflect the operations of Nutrien. Figures for 2017 and prior will reflect operations of PotashCorp. The purchase consideration is approximately $16-billion. Valuations to determine the fair value of assets acquired and liabilities assumed are not yet complete due to the recent closing date of the merger.

Agrium completed the dispositions of Conda Phosphate operations and North Bend assets on January 12, 2018, as a condition of approval of the merger from the U.S. Federal Trade Commission (FTC), as further described in note 21.

The companies had previously received unconditional regulatory clearance from Canada, Brazil and Russia.

For additional information with respect to the plan of arrangement, please refer to the Joint Management Information Circular of PotashCorp and Agrium dated October 3, 2016, a copy of which has been filed on SEDAR under Agrium's profile at HYPERLINK "http://www.sedar.com" www.sedar.com.

Our Executive Leadership Team (ELT) comprises officers at the Senior Vice President level and above. ELT and Agrium Board of Directors (“Board of Directors”) compensation included in these financial statements:

Related party transactions	2017	2016
Short-term benefits	19	19
Post-employment benefits	2	2
Share-based payments	31	24

The ELT is responsible for strategic decision making, resource allocation and assessing financial performance and is identified as our Chief Operating Decision Maker (CODM) for the purposes of reporting segment operations under IFRS. The CODM reviews the results of our operations and our financial position on consolidated, operating segment and business unit levels. Our operating segments are defined by the organization and reporting structure through which we operate our business. We categorize our operating segments within the Retail and Wholesale business units as follows:

Retail: Distributes crop nutrients, crop protection products, seed and merchandise and provides financial and other services directly to growers through a network of farm centers in two geographical segments:

  North America including the United States and Canada
  International including Australia and South America

Wholesale: Produces, markets and distributes crop nutrients and industrial products as follows:

  Nitrogen: Manufacturing in Alberta and Texas
  Potash: Mining and processing in Saskatchewan
  Phosphate: Production facilities in Alberta and, prior to the Conda Phosphate operations disposition as described in note 21, mining facilities in Idaho
  Wholesale Other: Producing blended crop nutrients and Environmentally Smart Nitrogen® polymer-coated nitrogen crop nutrients; and operating joint ventures and associates.

Principal subsidiaries, associates and joint ventures
	Relationship/			Method of
	Ownership	Location	Principal activity	accounting
Agrium Canada Partnership	Subsidiary, 100%	Canada	Manufacturer and distributor	Consolidation
of crop nutrients
Agrium Potash Ltd.	Subsidiary, 100%	Canada	Manufacturer and distributor	Consolidation
of crop nutrients
Agrium U.S. Inc.	Subsidiary, 100%	United States	Manufacturer and distributor	Consolidation
of crop nutrients
Agroservicios Pampeanos S.A.	Subsidiary, 100%	Argentina	Crop input retailer	Consolidation
Cominco Fertilizer Partnership	Subsidiary, 100%	United States	Manufacturer and distributor	Consolidation
of crop nutrients
Crop Production Services, Inc.	Subsidiary, 100%	United States	Crop input retailer	Consolidation
Crop Production Services	Subsidiary, 100%	Canada	Crop input retailer	Consolidation
(Canada) Inc.
Landmark Operations Ltd.	Subsidiary, 100%	Australia	Crop input retailer	Consolidation
Loveland Products Inc.	Subsidiary, 100%	United States	Crop input developer and	Consolidation
retailer
Misr Fertilizers Production	Associate, 26%	Egypt	Manufacturer and distributor	Equity method
Company S.A.E.			of crop nutrients
Profertil S.A.	Joint venture, 50%	Argentina	Manufacturer and distributor	Equity method
of crop nutrients